Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Receivables [Abstract]
Other receivables	$ 318,643	$ 344,437
Long-term receivable to be collected within 1 year	3,000,000
Prepayments	2,182,463	1,983,685
Trade and other receivables	$ 5,501,106	$ 2,328,122